Equity - Schedule of changes in fair value of equity instruments that will not be reclassified (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Items not reclassified to profit or loss
Net revaluation gains/(losses)	€ (512)	€ (157)
Fair value	91,998	108,038
Equity instruments
Items not reclassified to profit or loss
Revaluation gains	470	573
Revaluation losses	(982)	(730)
Net revaluation gains/(losses)	(512)	(157)
Fair value	2,131	2,453
Domestic | Spain
Items not reclassified to profit or loss
Revaluation gains	25	25
Revaluation losses	(916)	(663)
Net revaluation gains/(losses)	(891)	(638)
Fair value	504	759
International | Rest of Europe
Items not reclassified to profit or loss
Revaluation gains	82	39
Revaluation losses	(59)	(58)
Net revaluation gains/(losses)	23	(19)
Fair value	220	170
International | United States
Items not reclassified to profit or loss
Revaluation gains	17	13
Revaluation losses	(5)	(4)
Net revaluation gains/(losses)	12	9
Fair value	36	31
International | Latin America and rest
Items not reclassified to profit or loss
Revaluation gains	346	496
Revaluation losses	(2)	(5)
Net revaluation gains/(losses)	344	491
Fair value	1,371	1,493
Listed
Items not reclassified to profit or loss
Revaluation gains	346	500
Revaluation losses	(46)	(44)
Net revaluation gains/(losses)	300	456
Fair value	1,391	1,521
Unlisted
Items not reclassified to profit or loss
Revaluation gains	124	73
Revaluation losses	(936)	(686)
Net revaluation gains/(losses)	(812)	(613)
Fair value	€ 740	€ 932